REGULATORY FRAMEWORK, Regulatory Framework of the Natural Gas Transportation Segment (Details) $ in Thousands			12 Months Ended
	Feb. 06, 2025	Jan. 19, 2022 stage	Dec. 31, 2024 ARS ($)	Mar. 06, 2025	Feb. 01, 2025	Jan. 01, 2025	Dec. 04, 2024	Nov. 04, 2024	Oct. 01, 2024	Sep. 02, 2024	Aug. 01, 2024	Apr. 03, 2024	Apr. 01, 2024	Mar. 26, 2024	Apr. 29, 2023	Mar. 01, 2022	Apr. 02, 2021	Apr. 01, 2019	Oct. 02, 2018	Sep. 04, 2018	Mar. 30, 2017
General aspects [Abstract]
Original license period			35 years
License period, renewal			10 years
License period, after renewal			45 years
License period, after expiration date			10 years
Additional license period, after expiration date			20 years
Number of business days to grant decree for extension of the license			120 days
Tariff situation [Abstract]
Natural gas transportation tariffs period, condition one			semi-annually
Natural gas transportation tariffs period, condition two			5 years
Conversion rate of exchange for tariffs			1
Number of years for negotiations under transitional agreement			17 years
Transitional Agreement [Abstract]
Percentage of increase in tariff on service for natural gas transportation																		26.00%			214.20%
Percentage of increase in tariff on access and use																					37.00%
Investment plan period			5 years
Five Year Plan investment amount | $			$ 6,786,543
Percentage of increase in tariff																60.00%	58.60%		19.70%	30.00%
Transitory tariff adjustment applied stages | stage		2
Transitory tariff adjustment percentage		106.00%
Percentage of tariff increase on public service of Natural Gas Transportation and CAU															95.00%
Percentage of transitional adjustment natural gas transportation tariffs													675.00%	675.00%
Percentage of wage index			145.50%									47.00%
Percentage of domestic wholesale price index												27.20%
Percentage of construction cost index												25.80%
Percentage of transitional adjustment in natural gas transportation tariffs increase						2.50%	3.00%	3.50%	2.70%	1.00%	4.00%	675.00%
Weighted average cost of capital after taxes			7.18%
Percentage of consumer price index			50.00%
Percentage of wholesale price index			50.00%
Top of Range [Member]
Transitional Agreement [Abstract]
Tariff review period			2 years
Subsequent events [Member]
Transitional Agreement [Abstract]
Percentage of wage index	40.00%
Percentage of domestic wholesale price index	30.00%
Percentage of construction cost index	30.00%
Percentage of transitional adjustment in natural gas transportation tariffs increase	22.70%			1.70%	1.50%
Weighted average cost of capital after taxes	9.98%